Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 11, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Provision of sales, percent						8.00%
Allowance for doubtful accounts						$ 807,853	$ 688,046
Bad debt expense		$ 250,772		$ 513,661		744,863	168,464
Cash, FDIC insured amount		250,000		250,000		250,000
Cash in excess of FDIC						310,000
Prepaid media spend		650,000		650,000		249,000
Amortization of deferred financing fees				546,262	146,077	205,018
Deferred financing fees						36,492
Purchase price						5,867,344
Advertising and marketing expenses		4,614,032	$ 1,132,695	10,646,991	4,606,340	6,123,049	5,642,392
Allowance for doubtful accounts and returns and deductions		$ 976,073		976,073		1,603,069
Bad debt expense			$ 516,611		$ 521,964
Purchase price to acquire assets and liabilities						$ 1,511,900
Intangible assets, purchase adjustments				$ 113,237
Anti-dilutive securities				10,997,500
Trade Names [Member]
Property, Plant and Equipment [Line Items]
Amortization period of intangible assets				20 years
TRA
Property, Plant and Equipment [Line Items]
Percentage of savings required to be paid to the seller				85.00%
Kalahari Brands, Inc [Member] | Asset Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Purchase price to acquire assets and liabilities	$ 5,867,344
Minimum [Member]
Property, Plant and Equipment [Line Items]
Provision percentage of sales upon level of deductions		8.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Provision percentage of sales upon level of deductions		11.00%